Consolidated Statements of Cash Flows (Parenthetical) (Dropdown Predecessor [Member])	0 Months Ended		1 Months Ended	12 Months Ended
	Jun. 26, 2012 Vessel	Jun. 15, 2012 Vessel	Jun. 30, 2012 Vessel	Dec. 31, 2012 Vessel
Dropdown Predecessor [Member]
Number of vessels	3	10	13	13